Share capital - Schedule of Movement in Ordinary Share Capital Through Initial Public Offering (Detail) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 11, 2014	Dec. 31, 2014	Dec. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share split	10,000	2,455,528
Beginning balance, Shares	10,000	10,000
Share exchange, Value		$ 1,368,131,000
Share exchange, Shares		78,486,853		78,486,853
Issued during the year, net of equity costs, Shares		728,750	10,000
Share cancellation,Value					0
Ending balance		1,368,131,000		1,368,131,000
Ending balance, Shares	10,000	81,681,131	10,000	81,681,131
Class A Common Stock [Member]
Beginning balance			2,536,000	2,536,000	580,000	21,000
Beginning balance, Shares			673,531	673,531	2,117,647	2,117,647
Accretion adjustment			1,305,000		1,956,000	559,000
Share cancellation,Value					0
Share cancellation, Shares					(1,444,116)
Ending balance	3,841,000		3,841,000		2,536,000	580,000
Ending balance, Shares	673,531		673,531		673,531	2,117,647
Class B Common Stock [Member]
Beginning balance			1,281,937,000	1,281,937,000	1,142,850,000	732,946,000
Beginning balance, Shares			11,400,234	11,400,234	11,058,964	7,432,794
Issued during the year, net of equity costs, Value					34,334,000	381,138,000
Issued during the year, net of equity costs, Shares					341,270	3,626,170
Accretion adjustment			69,260,000		104,753,000	28,766,000
Share cancellation,Value					0
Ending balance	1,351,197,000		1,351,197,000		1,281,937,000	1,142,850,000
Ending balance, Shares	11,400,234		11,400,234		11,400,234	11,058,964
Class C Common Stock [Member]
Beginning balance			581,000	581,000	130,000	1,000
Repurchased during the year, Value			(418,000)
Beginning balance, Shares			50,766	50,766	50,766	50,766
Repurchased during the year, Shares			(27,958)
Accretion adjustment			232,000		451,000	129,000
Share cancellation,Value					0
Ending balance	395,000		395,000		$ 581,000	$ 130,000
Ending balance, Shares	22,808		22,808		50,766	50,766